As filed with the Securities and Exchange Commission
                                               on July 28, 1997
                                            Registration Nos. 33-54748
                                                 811-7346

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ X ]

                                 Pre-Effective Amendment No.           [     ]

                                 Post-Effective Amendment No.  28       [ X ]
                                                              ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ X ]

                                           Amendment No.  30           [ X ]


                        (Check appropriate box or boxes)

                             The Munder Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                  480 Pierce Street, Birmingham, Michigan 48009
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (810) 647-9200

                               Teresa M.R. Hamlin
                    First Data Investor Services Group, Inc.
                          One Exchange Place, 8th Floor
                           Boston, Massachusetts 02109

                                   Copies to:

Lisa Anne Rosen, Esq.                                  Paul F. Roye, Esq.
Munder Capital Management                              Dechert Price & Rhoads
480 Pierce Street                                      1500 K Street, N.W.
Birmingham, Michigan 48009                             Washington, DC 20005

         [X] It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

         The Registrant has elected to register an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant will file the notice required by Rule 24f-2 with respect to its fiscal year ended June 30, 1997 on or before August 29, 1997.

                             THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(b)

                Prospectus for The Munder Financial Services Fund

                                     Part A
                                                     --------

                  Item                                 Heading
                  ------                               ----------

         1.    Cover Page                              Cover Page

         2.    Synopsis                                Prospectus Summary;
                                                       Expense Table

         3.    Condensed Financial Information         Not Applicable

         4.    General Description of Registrant       Cover Page; Prospectus
                                                       Summary; Investment
                                                       Objective and Policies;
                                                       Portfolio Instruments
                                                       and Practices and
                                                       Associated Risk Factors;
                                                       Description of Shares

         5.    Management of the Fund                  Management; Investment
                                                       Objective and Policies;
                                                       Dividends and
                                                       Distributions;
                                                       Performance

         6.    Capital Stock and Other Securities      Management; How to
                                                       Purchase Shares; How to
                                                       Redeem Shares; Dividends
                                                       and Distributions;
                                                       Taxes; Description
                                                       of Shares

         7.    Purchase of Securities Being Offered    How to Purchase Shares;
                                                       Net Asset Value

         8     Redemption or Repurchase                How to Redeem Shares

         9.    Pending Legal Proceedings               Not Applicable

                                     Part B
                                                     --------

                  Item                                Heading
                  ------                             ----------

      10.   Cover Page                               Cover Page

      11.   Table of Contents                        Table of Contents

      12.   General Information and History          See Prospectus --
                                                     "Management;" General;
                                                     Directors and Officers

      13.   Investment Objectives and Policies       Fund Investments;
                                                     Investment Limitations;
                                                     Portfolio Transactions

      14.   Management of the Fund                   See Prospectus --
                                                     "Management;" Directors
                                                     and Officers; Miscellaneous

      15.   Control Persons and Principal            See Prospectus --
               Holders of Securities                 "Management;" Miscellaneous

      16.   Investment Advisory and Other Services    Investment Advisory and
                                                      Other Service
                                                      Arrangements; See
                                                      Prospectus -- "Management"

      17.   Brokerage Allocation and Other Practices  Portfolio Transactions

      18.   Capital Stock and Other Securities        See Prospectus --
                                                      "Description of Shares"
                                                      and "Management;"
                                                      Additional Information
                                                      Concerning Shares

      19.   Purchase, Redemption and Pricing          Purchase and Redemption
               of Securities Being Offered            Information; Net Asset
                                                      Value; Additional
                                                      Information Concerning
                                                      Shares

      20.   Tax Status                                Taxes

      21.   Underwriters                              Investment Advisory and
                                                      Other Service Agreements

      22.   Calculation of Performance Data           Performance Information

      23.   Financial Statements                      Not Applicable

                             THE MUNDER FUNDS, INC.

   The purpose of this Post-Effective Amendment filing is to make non-material language changes that the Registrant deems appropriate to the Prospectus and Statement of Additional Information for The Munder Financial Services Fund (which was added as a new portfolio of the Registrant in Post-Effective Amendment No. 25 as filed with the SEC on May 14, 1997), and to add exhibits to the Registration Statement as required by Form N-1A.

The Prospectuses and Statements of Additional Information for the Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Mid-Cap Growth Fund, Munder Value Fund, Munder Small-Cap Value Fund, Munder Equity Selection Fund, Munder Micro-Cap Equity Fund, Munder Money Market Fund, Munder International Bond Fund, NetNet Fund, Munder All-Season Maintenance Fund, Munder All-Season Development Fund, Munder All-Season Accumulation Fund and Munder Short Term Treasury are not included in this filing.

         PROSPECTUS


         The Munder Financial Services Fund (the "Fund") is a mutual fund portfolio that seeks to provide shareholders long term capital appreciation by investing primarily in equity securities of companies in the financial services industry. These companies include commercial, industrial and investment banks, savings & loan associations, consumer and industrial finance companies, securities brokerage companies, real estate and leasing companies, investment management companies, and insurance companies. Because the Fund's portfolio holdings will be concentrated in the financial services industry, an investment in the Fund does not represent a balanced investment program. The Fund is a separate portfolio of the Munder Funds, Inc. (the "Company"), an open-end investment company that currently offers fifteen investment portfolios.

         Munder Capital Management (the "Advisor") serves as the investment advisor of the Fund.

            This Prospectus contains information that a prospective investor should know before investing. Investors are encouraged to read this Prospectus and retain it for future reference. A Statement of Additional Information dated July 28, 1997, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained free of charge by calling the Fund at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Fund.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                 The date of this Prospectus is July 28, 1997.

                                TABLE OF CONTENTS

                                                                     Page

Prospectus Summary..........................................          3
Expense Table...............................................          4
Investment Objective and Policies...........................          5
Portfolio Instruments and Practices
  and Associated Risk Factors...............................          7
Investment Limitations......................................         12
How to Purchase Shares......................................         12
How to Redeem Shares........................................         13
Dividends and Distributions.................................         15
Net Asset Value.............................................         15
Management..................................................         16
Taxes.......................................................         18
Description of Shares.......................................         19
Performance.................................................         20
Shareholder Account Information.............................         20

     .........No person has been authorized to give any information,  or to make any representations not contained in this Prospectus, or in the Funds' Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or Funds Distributor, Inc. (the "Distributor"). This Prospectus does not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                               PROSPECTUS SUMMARY

         The following summary is qualified in its entirety by the more detailed information appearing in this Prospectus.

Investment Objective and Policies

         The Fund's investment objective is long term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of companies which are engaged in the financial services industry, focusing specifically on commercial, industrial and investment banks, savings & loan associations, consumer and industrial finance companies, securities brokerage companies, real estate and leasing companies, investment management companies and insurance companies which are likely to benefit from growth or consolidation in the financial services industry. There is no assurance that the Fund will achieve its investment objective.

Purchasing Shares

     Shares of the Fund are offered at net asset value. Shares of the Fund are offered continuously and may be purchased from the Distributor or through the Transfer Agent. See "How to Purchase Shares."

Minimum Investment

     $1,000 minimum investment ($50 through Automatic Investment Plan). $50 minimum for subsequent purchases.

Reinvestment

         Automatic   reinvestment  of  dividends  and  capital  gains  unless  a shareholder elects to receive cash.

Other Features

Automatic Investment Plan
Automatic Withdrawal Plan
Retirement Plans
Reinvestment Privilege

Dividends and Other Distributions

         Dividends from net investment income are declared and paid at least annually. Capital gains, if any, are distributed at least annually.

Net Asset Value

         Determined once daily on each business day.

Redeeming Shares

     Shares of the Fund may be redeemed at net asset value by mail or telephone. See "How to Redeem Shares."

Investment Risks and Special Considerations

         The Fund's performance and price per share will change daily based on many factors, including national and international economic conditions, the overall level of equity prices, general market conditions and international exchange rates. Because the Fund will concentrate its investment in the financial services industry, the net asset value of the Fund may be strongly affected by changes in the economic climate, broad market shifts, interest rate movements, moves in a particular dominant stock, or regulatory changes. Depending on these factors, the net asset value of the Fund may decrease instead of increase. An investment in the Fund does not represent a balanced investment program. See "Investment Objective and Policies."

Investment Advisor

         As investment advisor for the Fund, Munder Capital Management provides overall investment management for the Fund, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains records relating to such purchases and sales, and provides reports to the Company's Board of Directors. See "Management -- Investment Advisor."

Distributor

         Funds Distributor, Inc.

                                  EXPENSE TABLE

         The following table sets forth certain costs and expenses that an investor will incur either directly or indirectly as a shareholder of the Fund based on estimated operating expenses.

         Shareholder transaction expenses:
                  Maximum sales load on purchases                      None
                  Maximum sales load on reinvested dividends           None
                  Maximum contingent deferred sales charge             None
                  Redemption Fees                                      None
         Annual operating expenses:
                  (as percentage of average net assets)
                  Advisory fees                                        .75%
                  Other expenses                                       .25%
         Total fund operating expenses                                1.00%

         With respect to the Fund, the amount of "Other Expenses" in the table above is based on estimated expenses and projected assets for the current fiscal year. See "Management" in this Prospectus for a further description of the Fund's operating expenses. Any fees charged by institutions directly to customer accounts for services provided in connection with investments in shares of the Fund are in addition to the expenses shown in the above Expense Table and the Example shown below. The Transfer Agent may deduct a wire redemption fee of $7.50 for wire redemptions under $5,000.

EXAMPLE

         The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund. These amounts are based on payment by the Fund of operating expenses at the levels set forth in the above table, and are also based on the following assumptions:

         An investor would pay the following expenses on a $1,000 investment in the Fund assuming (1) a hypothetical 5% annual return and (2) redemption at the end of the following time periods:

                                    1 Year           3 Years
                                    [   ]             [   ]

         The  foregoing  Expense  Table  and  Example  are  intended  to  assist investors in understanding the various shareholder transaction expenses and operating expenses of the Fund that investors bear either directly or indirectly.

         THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

         The Munder Financial Services Fund is a series of shares issued by the Munder Funds, Inc. (the "Company"), an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on November 18, 1992 and has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

                        INVESTMENT OBJECTIVE AND POLICIES

         This  Prospectus   describes  The  Munder   Financial   Services  Fund.
Purchasing shares of the Fund should not be considered a complete investment program, but an important segment of a well-diversified investment program.

         The investment objective of the Fund is to provide shareholders with long term capital appreciation. The Fund seeks to achieve this objective by investing primarily in companies principally engaged in providing financial services, focusing specifically on securities of companies providing services to consumers and industry that are likely to benefit from growth or consolidation in the financial services industry. Income is not a primary consideration in the selection of investments.

         Under normal conditions, the Fund will invest at least 65% of its total assets in equity securities of companies listed on U.S. securities exchanges or NASDAQ National Market System ("NASDAQ") that are principally engaged in commercial, industrial and investment banking, savings and loan, consumer and industrial finance, securities brokerage, real estate and leasing, investment management or the insurance business. Equity securities include common stock, preferred stock and securities convertible into common stock. The specific risks of investing in financial services-related securities are summarized below and under "Portfolio Instruments and Practices and Associated Risk Factors-Industry Concentration."

         In determining whether a company is principally engaged in the financial services industry, the adviser must determine that the company derives more than 50% of its gross income, net sales or net profits from activities in the financial services industry; or that the company dedicates more than 50% of its assets to the production of revenues from the financial services industry, or, if based on available financial information, a question exists whether a company meets one of these standards, the Adviser determines that the company's primary business is within the financial services industry.

         The Fund may also engage in short selling of securities, lend its portfolio securities and borrow money for temporary purposes or to meet redemption requests. In addition, the Fund may enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, and futures contracts and related options, all of which may be classified as derivatives. The Fund may also invest in shares of real estate investment trusts. When deemed appropriate by the Fund's investment advisor, the Fund may invest cash balanced in repurchase agreements and other money market investments pending investment in equity securities or to maintain liquidity in an amount to meet expenses or redemption requests. These investment techniques are described below and under the heading "Investment Objectives and Policies" in the Statement of Additional Information.

         The Fund's investment objective and all other investment policies, unless otherwise noted, are non-fundamental and may be changed by the Board of Directors without shareholder approval.

         Under Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

            In addition to more general economic factors, the value of Fund shares may be susceptible to factors affecting the financial services industry. Companies in the financial services sector are often faced with the same obstacles, issues or regulatory burdens, and their securities may react similarly to and move in unison with these and other market conditions. As a result, investors should be prepared for volatile, short-term movement in net asset value.

         Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Changes in governmental policies and the need for regulatory approval may have a material effect on these companies. Profitability is largely dependent on the availability and costs of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the industry. Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses, which if enacted, could significantly impact financial services companies and the Fund.

         Commercial banks, savings and loan institutions and their holding companies are especially influenced by adverse effects of volatile interest rates, portfolio concentrations in loans to particular businesses, such as real estate and energy, and competition from new entrants in their areas of business. These institutions are subject to extensive federal regulation and, in some cases, to state regulation as well. However, neither federal insurance of deposits nor regulation of the bank and savings and loan industries ensures the solvency or profitability of commercial banks or savings and loan institutions or their holding companies, or insures against the risk of investing in the equity securities issued by these institutions.

         Investment banking, securities and commodities brokerage and investment advisory companies also are subject to governmental regulation and investments in those companies are subject to the risks related to securities and commodities trading and securities underwriting activities. Insurance companies also are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may be inadequate for some lines of business. The performance of insurance companies will be affected by interest rates, severe competition in the pricing of services, claims activities, marketing competition and general economic conditions.

         Although securities of large and well-established companies in the financial services industry will be held in the Fund's portfolio, the Fund also will invest in medium, small and/or newly-public companies which may be subject to greater share price fluctuations and declining growth, particularly in the event of rapid changes in the industry and/or increased competition. Securities of those smaller and/or less seasoned companies may, therefore, expose shareholders of the Fund to above-average risk.

         The Fund may be appropriate for investors who want to pursue growth aggressively by concentrating a portion of their investment on domestic and foreign securities within the financial services industry. The Fund is designed for those investors who are actively interested in, and can accept the risks of, industry-focused investing. Because of its narrow industry focus, the performance of the Fund is closely tied to and affected by, the financial services industry.


                       PORTFOLIO INSTRUMENTS AND PRACTICES

         Investment strategies that are available to the Fund are set forth below. Additional information concerning certain of these strategies and their related risks is contained in the Statement of Additional Information.

         EQUITY SECURITIES. The Fund will invest in common stocks, and may invest in warrants and similar rights to purchase common stock. The Fund may invest up to 5% of its net assets at the time of purchase in warrants and similar rights (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. In addition, the Fund may invest in convertible bonds and convertible preferred stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Although the Fund may acquire convertible securities that are rated below investment grade by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies Inc. ("S&P") or Moody's Investors Service, Inc. ("Moodys"), it is expected that investments in lower-rated convertible securities will not exceed 5% of the value of the total assets of the Fund at the time of purchase.

         FIXED INCOME SECURITIES. Generally, the market value of fixed-income securities in the Fund can be expected to vary inversely to changes in prevailing interest rates. The Fund may purchase zero-coupon bonds (i.e., discount debt obligations that do not make periodic interest payments). Zero-coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. The Funds investments in fixed income securities may include stripped securities, asset-backed securities, and variable and floating rate securities, which are described in the Statement of Additional Information.

     CORPORATE OBLIGATIONS. The Fund may purchase corporate bonds and commercial paper. These investments may include obligations issued by Canadian and other foreign corporations and Canadian and other foreign counterparts of U.S. corporations and europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

            With the exception discussed above under "Equity Securities," the Fund will purchase only those securities which are considered to be investment grade or better (within the four highest rating categories of S&P or Moody's or, if unrated, of comparable quality. Obligations rated "Baa" by Moody's lack outstanding investment characteristics and have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of obligations rated "BBB" by S&P to pay interest and repay principal than in the case of higher grade obligations. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell such security. However, the Advisor will reassess promptly whether the security represents minimal credit risk and determine if continuing to hold the security is in the best interests of the Fund. To the extent that the ratings given by Moody's or S&P or another nationally recognized statistical ratings organization for securities may change as a result of changes in the ratings systems or because of corporate reorganization of such rating organizations the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objective and policies of the Fund. Descriptions of each rating category are included as Appendix A to the Statement of Additional Information.

         In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. The market value of the Fund's investments will change in response to changes in interest rates and the relative financial strength of each issuer. During periods of falling interest rates, the values of long-term fixed income securities generally rise. Conversely, during periods of rising interest rates the values of such securities generally decline. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisitions will not affect cash income from such securities but will be reflected in the Fund's net asset value.

         FOREIGN SECURITIES. The Fund may invest up to 25% of its total assets in the securities of foreign issuers. There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

         Although the Fund may invest in securities denominated in foreign currencies, portfolio securities and other assets held by the Fund are valued in U.S. dollars. As a result, the net asset value of the Fund's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of its portfolio securities in the various local markets and currencies. In addition to favorable and unfavorable currency exchange-rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

         Investments in foreign securities may be in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or similar securities. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in United States securities markets, and EDRs, in bearer form, are designed for use in the European securities markets.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Fund may enter into forward foreign currency exchange contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates. The Fund may not enter into these contracts for speculative purposes. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. The Fund will segregate cash or liquid securities to cover its obligation to purchase foreign currency under a forward foreign currency contract. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. The Fund will not enter into forward foreign currency exchange contracts if as a result, the Fund will have more than 20% of its total assets committed to consummation of such forward foreign currency exchange contracts.

         FUTURES CONTRACTS AND OPTIONS. The Fund may invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, the Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets.

         Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or the cash value of a bond or securities index. When interest rates are rising, futures contracts can offset a decline in value of the Fund's portfolio securities. When rates are falling, these contracts can secure higher yields for securities the Fund intends to purchase.

         The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the Fund's portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with the Fund's position in a futures contract or option thereon, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable requirements of the SEC.

         In addition, the Fund, may write covered call options, buy put options, buy call options and write secured put options on particular securities or various stock indices. Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

         The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) inability to close out certain hedged positions to avoid adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

         When the Fund invests in a derivative instrument, it may be required to segregate cash and other high-grade liquid debt securities or certain portfolio securities to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as the Fund maintains the positions requiring segregation or cover. Segregating assets could diminish the Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

         The Fund is not a commodity pool, and all futures transactions engaged in by the Fund must constitute bona fide hedging or other permissible transactions in accordance with the rules and regulations promulgated by the Commodity Futures Trading Commission. Successful use of futures and options is subject to special risk considerations.

         For  a  further   discussion  see   "Additional   Information  on  Fund
Investments" and the Appendix to the Statement of Additional Information.

         REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with which the Fund may enter into repurchase agreements include member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer. The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

         REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

         LIQUIDITY MANAGEMENT. Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if the Advisor determines that market conditions warrant, the Fund may also invest without limitation in short-term U.S. Government obligations, high quality money market instruments, variable and floating rate instruments and repurchase agreements as described above. Under normal market conditions, short-term money market securities could comprise up to 35% of the Fund's total assets. The Fund could invest a higher percentage of its assets in money market securities for temporary defensive purposes.

         High quality money market instruments may include obligations issued by Canadian corporations and Canadian counterparts of U.S. corporations and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. The Fund may also purchase U.S. dollar-denominated bank obligations, such as certificates of deposit, bankers' acceptances and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Short-term obligations purchased by the Fund will either have short-term debt ratings at the time of purchase in the top two categories by one or more unaffiliated nationally recognized statistical rating organizations ("NRSROs") or be issued by issuers with such ratings. Unrated instruments purchased by the Fund will be of comparable quality as determined by the Advisor.

         ILLIQUID SECURITIES. The Fund may invest up to 15% of the total value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

         The Fund may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). The Fund may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A securities").
Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor will determine the liquidity of such investments pursuant to guidelines established by the Company's Board of Directors.

     U.S. GOVERNMENT OBLIGATIONS. The Funds may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

            BORROWING. The Fund is authorized to borrow money in amounts up to 5% of the value of the Fund's total assets at the time of such borrowing for temporary purposes. However, the Fund is authorized to borrow money in amounts up to 33 1/3% of its assets, as permitted by the 1940 Act, for the purpose of meeting redemption requests. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. However, the Fund will not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets. For more detailed information with respect to the risks associated with borrowing, see the heading "Borrowing" in the Statement of Additional Information.

         LENDING OF PORTFOLIO SECURITIES. To enhance the return of the portfolio, the Fund may lend securities in its portfolio representing up to 25% of its total assets, taken at market value, to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

         SHORT SALES. The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other highly liquid securities similar to those borrowed. The Fund will also be required to deposit similar collateral with its custodian to the extent necessary so that the value of both collateral deposits in the aggregate is at all time equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

         If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

         PORTFOLIO TRANSACTIONS AND TURNOVER. All orders for the purchase or sale of securities on behalf of the Fund are placed by the Advisor with broker/dealers that the Advisor selects. A high portfolio turnover rate involves larger brokerage commission expenses or transaction costs which must be borne directly by the Fund, and may result in the realization of short-term capital gains which are taxable to shareholders as ordinary income. The Advisor will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Fund's objective and policies. It is anticipated that the Fund's annual portfolio turnover rate generally will be less than 100%.

         INDUSTRY CONCENTRATION. There can be no assurance that a portfolio consisting primarily of securities issued by companies engaged in the financial services industry will achieve the Fund's investment objective. Because the Fund concentrates its investments in securities of companies engaged in financial services related-businesses, its shares do not represent a complete investment program and their value may fluctuate more than shares of a portfolio invested in a broader range of industries. The value of Fund shares will also be especially susceptible to factors affecting companies engaged financial services related activities. In addition to general economic factors, such companies are generally subject to the changes in government regulations and policies, interest rate changes, credit losses and price competition. For a discussion of these and other factors, see "Investment Objectives and Policies".


                             INVESTMENT LIMITATIONS

         The Fund's investment objective and policies stated above may be changed by the Fund's Board of Directors without approval by a majority of the Fund's outstanding shares. However, the Fund has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of a Fund" (as defined in the Statement of Additional Information). The Fund's investment policies and limitations are set forth in full in the Statement of Additional Information.


                             HOW TO PURCHASE SHARES

         Shares of the Fund are sold on a continuous basis and may be purchased on any day the New York Stock Exchange is open for business directly from the Distributor or the Transfer Agent. Only the Distributor is authorized to sell shares of the Fund. The Distributor is a registered broker/dealer with principal offices at 60 State Street, Boston, Massachusetts 02109.

         Shares will be credited to a shareholder's account at the net asset value next computed after an order is received by the Distributor. The issuance of shares is recorded on the books of the Fund, and share certificates are not issued unless expressly requested in writing. The Fund's management reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so and to suspend the offering of shares of any class for any period of time.

The minimum initial investment is $1,000 and subsequent investments must be at least $50.

         An account may be opened by mailing a check or other negotiable bank draft (payable to The Munder Funds) for $1,000 or more with a completed and signed Account Application Form to The Munder Funds, c/o First Data, P.O. Box 9755 Providence, Rhode Island 02940-9755. An Account Application Form may be obtained by calling (800) 438-5789. All such investments are made at the per share net asset value of Fund shares next computed following receipt of payment by the Transfer Agent. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Transfer Agent to the shareholder's address of record.

         The completed investment application must indicate a valid taxpayer identification number and must be certified as such. Failure to provide a certified taxpayer identification number may result in backup withholding at the rate of 31%. Additionally, investors may be subject to penalties if they falsify information with respect to their taxpayer identification numbers.

         In addition, investors having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to Boston Safe Deposit and Trust Company, Boston, MA, ABA #011001234, DDA #16-798-3, Fund Name, Shareholder Account Number, Account of (Registered Shareholder). Before wiring any funds, an investor must contact the Fund by calling (800) 438-5789 to confirm the wire instructions. The investor's name, account number, taxpayer identification or social security number, and address must be specified in the wire. In addition, an Account Application Form containing the investor's taxpayer identification number should be forwarded within seven days of purchase to The Munder Funds c/o First Data, P.O. Box 9755, Providence, Rhode Island 02940-9755.

         Additional investment may be made at any time through the wire procedures described above, which must include the investor's name and account number. The investor's bank may impose a fee for investments by wire.

Automatic Investment Plan ("AIP")

         An investor in shares of the Fund may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account by completing the AIP portion in the Application Form. The minimum pre-authorized investment amount is $50.

                              HOW TO REDEEM SHARES

         Generally, shareholders may require the Fund to redeem their shares by sending a written request, signed by the record owner(s), to The Munder Funds, c/o First Data, P.O. Box 9755, Providence, Rhode Island 02940-9755.

Signature Guarantee

         If the proceeds of the redemption are greater than $50,000, or are to be paid to someone other than the registered holder, or to other than the shareholder's address of record, or if the shares are to be transferred, the owner's signature must be guaranteed by a commercial bank, trust company, savings association or credit union as defined by the Federal Deposit Insurance Act, or by a securities firm having membership on a recognized national securities exchange. If the proceeds of the redemption are less than $50,000, no signature guarantees are required for shares for which certificates have not been issued when an application is on file with the Transfer Agent and payment is to be made to the shareholder of record at the shareholder's address of record. The redemption price shall be the net asset value per share next computed after receipt of the redemption request in proper order. See "Net Asset Value."

Expedited Redemption

         In addition, a shareholder redeeming at least $1,000 of shares and who has authorized expedited redemption on the application form filed with the Transfer Agent may, at the time of such redemption, request that funds be mailed to the commercial bank or registered broker-dealer previously designated on the application form by telephoning the Fund at (800) 438-5789 prior to 4:00 p.m. New York City time. Redemption proceeds will be sent on the next business day following receipt of the telephone redemption request. If a shareholder seeks to use an expedited method of redemption of shares recently purchased by check, the Fund may withhold the redemption proceeds until it is reasonably assured of the collection of the check representing the purchase, which may take up to 15 days.

         The Company, the Distributor and the Transfer Agent reserve the right at any time to suspend or terminate the expedited redemption procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone redemptions. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that redemption instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record. If these procedures are followed, neither the Company, the Distributor nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone redemptions effected upon instructions believed by them to be genuine. Redemption proceeds will be mailed/wired only according to the previously established instructions.

         The right of redemption and payment of redemption proceeds are subject to suspension for any period during which the New York Stock Exchange is closed, or when trading on the New York Stock Exchange is restricted as determined by the SEC; during any period when an emergency as defined by the rules and regulations of the SEC exists; or during any period when the SEC has by order permitted such suspension. The Fund will not mail redemption proceeds until checks (including certified checks or cashier's checks) received for the shares purchased have cleared, which can be as long as 15 days.

         There is no minimum for telephone redemptions paid by check. However, the Transfer Agent may deduct its current wire fee from the principal in the shareholder's account for wire redemptions under $5,000. As of the date of this Prospectus, this fee was $7.50 for each wire redemption. There is no charge for wire redemptions of $5,000 or more.

         The value of shares on repurchase may be more or less than the investor's cost depending upon the market value of the Fund's portfolio securities at the time of redemption.

Involuntary Redemption

         The Fund may involuntarily redeem an investor's shares if the net asset value of such shares is less than $500; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. An investor may be notified that the value of the investor's account is less than $500, in which case the investor would be allowed 60 days to make an additional investment before the redemption is processed.

Automatic Withdrawal Plan ("AWP")

         The Fund offers an Automatic Withdrawal Plan which may be used by shareholders who wish to receive regular distributions from their accounts. Upon commencement of the AWP, the account must have a current value of $2,500 or more in the Fund. Shareholders may elect to receive automatic cash payments of $50 or more on a monthly, quarterly, semi-annual or annual basis. Automatic withdrawals are normally processed on the 20th day of the applicable month or, if such day is not a day the New York Stock Exchange is open for business, on the next business day and are paid promptly thereafter. An investor may utilize the AWP by completing the AWP portion of the Application Form available through the Transfer Agent.

         Shareholders should realize that if withdrawals exceed capital appreciation and/or income dividends their invested principal in the account will be depleted. Thus, depending upon the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the AWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the AWP at any time, upon written notice to the Transfer Agent.

No Exchanges

         Exchanges with the other Munder mutual funds are not permitted. To purchase shares of another Munder mutual fund, a shareholder may redeem his or her shares of the Fund and use the redemption proceeds to purchase shares in accordance with the purchase procedures of the other Munder mutual fund.

                           DIVIDENDS AND DISTRIBUTIONS

         Shareholders of the Fund are entitled to dividends and distributions from the net income and capital gains, if any, earned on investments held by the Fund. The net income of the Fund is declared at least annually as a dividend.

         The Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually.

         Dividends and capital gains are paid in the form of additional shares of the Fund unless a shareholder requests that dividends and capital gains be paid in cash. In the absence of this request on the Account Application Form, each purchase of shares is made on the understanding that the Fund's Transfer Agent is automatically appointed to receive the dividends upon all shares in the shareholder's account and to reinvest them in full and fractional shares of the same Fund at the net asset value in effect at the close of business on the reinvestment date.

         The Fund's expenses are deducted from the income of the Fund before dividends are declared and paid. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and Directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular fund of the Company are allocated among all funds of the Company by or under the direction of the Board of Directors in a manner that the Board determines to be fair and equitable. Except as noted in this Prospectus and the Statement of Additional Information, the Fund's service contractors bear expenses in connection with the performance of their services, and the Fund bears the expenses incurred in its operations. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                 NET ASSET VALUE

         Net asset value for shares in the Fund is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged, by the number of outstanding shares.

         The net asset value per share of the Fund for the purpose of pricing purchase and redemption orders is determined as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day.

         With respect to the Fund, securities that are traded on a national securities exchange or on NASDAQ are valued at the last sale price on such exchange or market as of the close of business on the date of valuation. Securities traded on a national securities exchange or on the NASDAQ for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges, other than the London Stock Exchange, are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Boards of Directors. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Boards of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Boards of Directors determine that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

         The Fund does not accept purchase and redemption orders on days the New York Stock Exchange is closed. The New York Stock Exchange is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.


                                   MANAGEMENT

Board of Directors

         The Company is managed under the direction of its governing Boards of Directors. The Statement of Additional Information contains the name and background information of each Director.

Investment Advisor

         The investment advisor of the Fund is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are Old MCM, Inc., Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of March 31, 1997, the Advisor and its affiliates had approximately $__ billion in discretionary assets under management, of which $__ billion were invested in equity securities, $__ billion were invested in money market or other short-term instruments, and $__ billion were invested in other fixed income securities.

         Subject to the supervision of the Board of Directors of the Company, the Advisor provides overall investment management for the Fund, provides research and credit analysis, is responsible for all purchases and sales of portfolio securities, maintains books and records with respect to the Fund's securities transactions and provides periodic and special reports to the Board of Directors as requested.

         For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of .75% of the average daily net assets of the Fund.

         The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. Such payments are made out of the Advisor's own resources and do not involve additional costs to the Fund or its shareholders.

Portfolio Managers

         Paul D. Tobias, Executive Vice President and Chief Operating Officer of the Advisor, and Joseph W. Skornicka, equity analyst for the Advisor, are primarily responsible for the day-to-day management of the investment selections of the Fund.

         Prior to his 1995 association with the Advisor, Mr. Tobias was an Executive Vice president of Comerica Incorporated responsible for strategic planning, corporate development, marketing, corporate communications and public affairs. From 1984 to 1990, Mr. Tobias was employed by McDonald and Company Securities, Inc. as an investment banker specializing in mergers and acquisitions. From 1975 to 1984, Mr. Tobias was employed by Comerica where he held management positions in corporate banking, central loan administration, small business banking and private banking. Mr. Tobias holds a Bachelor of Arts Degree cum laude from Albion College and an MBA with distinction from the University of Michigan. Mr. Tobias is on the Board of Directors of Framlington Group Limited and Framlington Holdings Limited. He also serves on the Board of Trustees for Albion College, the Board of Directors for the Goodwill Foundation and he is Treasurer and on the Board of Trustees of the Judson Center. Mr. Tobias is an elder of the first Presbyterian Church of Birmingham, Michigan.

     Joe Skornicka is an Equity Analyst responsible for equity security analysis in the banking, thrift, financial services and food industries. Prior to joining the Advisor in 1994, Mr. Skornicka worked at Woodbridge Capital management as an Equity Research Analyst. From 1988 to 1994, Mr. Skornicka worked for Comerica Incorporated's Corporate Development department, most recently as an Assistant Vice President. While at Comerica, Mr. Skornicka's primary responsibilities included financial analysis and project management related to the merger and acquisition activities of the company Mr. Skornicka received a B.A. in Financial Administration from Michigan State University and M.B.A. from the University of Michigan.

Administrator, Custodian and Transfer Agent

         First Data Investor Services Group, Inc. ("First Data"), whose principal business address is 53 State Street, Boston, Massachusetts 02109 (the "Administrator"), serves as administrator for the Fund. First Data is a wholly-owned subsidiary of First Data Corporation. The Administrator generally assists the Company in all aspects of its administration and operations, including the maintenance of financial records and fund accounting.

         First Data also serves as the Fund's transfer agent and dividend disbursing agent ("Transfer Agent"). Shareholder inquiries may be directed to First Data at P.O. Box 9755, Providence, Rhode Island, 02940-9755.

         As compensation for their services, the Administrator and Transfer Agent are entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor, computed daily and payable monthly at the rates of: .12% of the first $2.8 billion of net assets, plus .105% of the next $2.2 billion of net assets, plus .10% of all net assets in excess of $5 billion with respect to the Administrator and .02% of the first $2.8 billion of net assets, plus .015% of the next $2.2 billion of net assets, plus .01% of all net assets in excess of $5 billion with respect to the Transfer Agent. Administration fees payable by the Fund and certain other investment portfolios advised by the Advisor are subject to a minimum annual fee of $1.2 million to be allocated among each series and class thereof. The Administrator and Transfer Agent are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. The Administrator pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

         Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Fund. As compensation for its services, the Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Fund and other Funds of the Company and The Munder Funds Trust, computed daily and payable monthly at an annual rate of .03% of the first $100 million of average daily net assets, .02% of the next $500 million of net assets and .01% of net assets in excess of $600 million. The Custodian also receives certain transaction based fees.

         For an additional description of the services performed by the Administrator, Transfer Agent and Custodian, see the Statement of Additional Information.


                                      TAXES

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

         Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income for such year. In general, the Fund's investment company income will be its taxable income (including dividends, interest, and short-term capital gains) subject to certain adjustments and excluding the excess of any net long term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company taxable income each taxable year. Such distributions will be taxable as ordinary income to the Fund's shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or qualified retirement plan are deferred under the Code if applicable requirements are met.) The dividends received deduction for corporations will apply to such distributions by the Fund to the extent of the total qualifying dividends received by the distributing Fund from domestic corporations for the taxable year and if other applicable tax requirements are met.

         Substantially all of the Fund's net realized long term capital gains, if any, will be distributed at least annually. The Fund generally will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not currently exempt from Federal income taxes as long term capital gains, no matter how long the shareholders have held their shares.

         Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.
         Before purchasing shares in the Fund, the impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

         A taxable gain or loss may also be realized by a holder of shares in the Fund upon the redemption, exchange or transfer of shares depending upon the tax basis of the shares and their price at the time of the transaction.

         On an annual basis, the Fund will send written notices to record owners of shares regarding the Federal tax status of distributions made by them.

Foreign Taxes

         Income or gain from investments in foreign securities may be subject to foreign withholding or other taxes. It is expected the Fund may be subject to foreign withholding taxes with respect to income received from sources within foreign countries.

         If the Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares even if it distributes such income to its shareholders. If the Fund elects to treat the PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to the Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains on the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above.

         The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. State and local tax laws may differ from the Federal laws summarized above. Accordingly, potential investors in the Fund should consult their tax advisors with respect to their own tax situation.


                              DESCRIPTION OF SHARES

         The Fund operates as one series of the Company.

         The Company was organized as a Maryland corporation on November 18, 1992 and is also registered under the 1940 Act as an open-end management investment company. The Company's Articles of Incorporation authorize the Directors to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to such authority, the Directors have authorized the issuance of shares of common stock, representing interests in the Financial Services Fund, the All-Season Maintenance Fund, the All-Season Development Fund, the All-Season Accumulation Fund, the Equity Selection Fund, the Micro-Cap Equity Fund, the Small-Cap Value Fund, the Multi-Season Growth Fund, the Real Estate Equity Investment Fund, the Mid-Cap Growth Fund, the Value Fund, the
International Bond Fund, the NetNet Fund, the Money Market Fund, and the Short Term Treasury Fund, each of which, except the International Bond Fund, is classified as a diversified investment company under the 1940 Act. Each share of the Fund has a par value of $.01 per share and represents a proportionate interest in the assets of the Fund.

         Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by Fund, except where otherwise required by law or when the Directors determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. The Fund is not required and do not currently intend to hold annual meetings of shareholders for the election of Board members except as required under the 1940 Act. A meeting of shareholders will be called upon the written request of at least 10% of the outstanding shares of the Company. To the extent required by law, the Fund will assist in shareholder communications in connection with such a meeting. For a further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

Reports to Shareholders

         The Fund has eliminated duplicate mailings of prospectuses and shareholder reports to accounts which have the same primary record owner, and with respect to joint tenant accounts or tenant in common accounts and accounts which have the same address. Additional copies of prospectuses and reports to shareholders are available upon request by calling the Fund at (800) 438-5789.


                                   PERFORMANCE

         From time to time, the Fund may quote performance data for the Shares in advertisements or in communications to shareholders. The total return of Shares in the Fund may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return reflects the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gains distributions made during the period are reinvested in the same class of shares.

         The yield of shares in the Fund is computed based on the net income of such Fund during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotation). More specifically, the Fund's yield is computed by dividing the per share net income for the class during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period and annualizing the results on a semi-annual basis.

         The Fund may compare the performance of the Shares to the performance of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds, including, for example, Lipper Analytical Services, Inc., the Standard & Poor's 500 Index, an unmanaged index of a group of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, an unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. Performance and yield data as reported in national financial publications such as Morningstar, Inc., Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Fund.

         Performance will fluctuate and any quotation of performance should not be considered as representative of future performance of a class of shares in the Fund. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in the Fund, portfolio maturity, operating expenses, and market conditions. Any fees charged by institutions directly to their Customers' accounts in connection with investments in the Fund will not be included in calculations of yield and performance.


                         SHAREHOLDER ACCOUNT INFORMATION

         Shareholders may place purchase and redemption orders directly through the Transfer Agent. See "How to Purchase Shares" and "How to Redeem Shares" for more information. The Transfer Agent for the Fund is First Data Investor Services Group, Inc.

Investment by Mail

         Send the completed Account Application Form (if initial purchase) or letter stating Fund name, shareholder's registered name and account number (if subsequent purchase) with a check to:
                  First Data
                  The Munder Funds
                  P.O. Box 9755
                  Providence, Rhode Island 02940-9755

Investments by Bank Wire

         An investor opening a new account should call the Funds at (800) 438-5789 to obtain an account number. Within seven days of purchase such an investor must send a completed Account Application Form containing the investor's certified taxpayer identification number to First Data Investor Services Group, Inc. at the address provided above under "Investments by Mail." Wire instructions must state the Fund name, the shareholder's registered name and the shareholder account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

                  Boston Safe Deposit and Trust Company
                  Boston, MA
                  ABA#: 011001234
                  DDA#: 16-798-3
                  Account No.
                  (State Fund name, shareholder's registered name and
                    shareholder account number)

         Before wiring any funds an investor must call the Fund at (800) 438-5789 to confirm the wire instructions.

Redemptions by Telephone

         Call the Fund at (800) 438-5789.

Redemptions by Mail

         Send   complete   instructions,   including   amount   of   redemption,
shareholder's registered name, account number, and, if a certificate has been issued, an endorsed share certificate, to:

                  First Data
                  The Munder Funds
                  P.O. Box 9755
                  Providence, Rhode Island 02940-9755

Additional Questions

         Shareholders   with  additional   questions   regarding   purchase  and
redemption procedures may call the Fund at (800) 438-5789.








                       THE MUNDER FINANCIAL SERVICES FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                                July 28, 1997


         The Munder Financial Services Fund (the "Fund") is currently one of fifteen series of shares of The Munder Funds, Inc. (the "Company"), an open-end management investment company. The Fund's investment advisor is Munder Capital Management (the "Advisor").

            This Statement of Additional Information is intended to supplement the information provided to investors in the Fund's Prospectus dated July 28, 1997 (the "Prospectus") and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Fund's Prospectus dated July 28, 1997. The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling (800) 438-5789. This Statement of Additional Information is dated July 28, 1997.

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                TABLE OF CONTENTS
                                                               Page

General   ......................................................3

Fund Investments................................................3

Investment Limitations..........................................18

Directors and Officers..........................................19

Investment Advisory and other Service Arrangements..............24

Portfolio Transactions..........................................26

Purchase and Redemption Information.............................28

Net Asset Value.................................................29

Performance Information.........................................29

Taxes...........................................................30

Additional Information Concerning Shares........................35

Miscellaneous...................................................36

Registration Statement..........................................36

APPENDIX A......................................................A-1

APPENDIX B......................................................B-1


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                     GENERAL

    The Company was organized as a Maryland corporation on November 18, 1992.

     As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc., Munder Group LLC, Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). Mr. Lee P. Munder, the Advisor's Chief Executive Officer, indirectly owns or controls a majority of the partnership interests of the Advisor. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                                FUND INVESTMENTS

    The following supplements the information contained in the Fund's Prospectus concerning the investment objective and policies of the Fund. The Fund's investment objective is a non-fundamental policy and may be changed by the Fund's Board of Directors without shareholder approval. Compliance with all percentage limitations described below is determined at the time of investment unless otherwise indicated.

    Asset-Backed Securities. Subject to applicable credit criteria, the Fund may invest up to 5% of its net assets in asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). The average life of asset-backed securities varies with the maturities of the underlying instruments which, in the case of mortgages, have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools and underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current market rates and current conditions in the relevant housing markets. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interests rates, the rate of mortgage prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely. To the extent that the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage prepayments (which may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of premium paid.

    Presently there are several type of mortgage-backed securities issued or guaranteed by U.S. Government agencies, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits, or REMICs. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PAC") which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes. The Fund will not purchase "residual" CMO interests, which normally exhibit the greatest price volatility.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

       Borrowing. The Fund is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended, (the "1940 Act") to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Money borrowed will be subject to interest costs which may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain a minimum average balance in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer as collateral, securities owned by the Fund.

       Foreign Securities. The Fund may invest up to 25% of its net assets in securities of foreign issuers. The Fund's foreign securities may be represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

    Income and gains on such securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

    There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

    Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current  size of the  markets  for  such  securities  and the  currently  low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

    Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

    The Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

    The Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Fund's investments.

    The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

    Forward Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Fund is authorized to enter into forward foreign currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.

    When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

    When the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

    A separate account consisting of cash or liquid securities equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Fund's Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

    Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 25% of the Fund's total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Boards of Directors.

       Lower-Rated Debt Securities. The Fund may acquire convertible securities rated below investment grade by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") in an amount up to 5% of the value of its total assets. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debts and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in the Fund's portfolio, with a commensurate effect on the value of each of the Fund's shares.

    While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions that higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic down turn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

    Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during the periods of declining interest rates, the Fund may have to replace the security with a lower yielding securities, thus resulting in a decreased return to the fund. See Appendix A of the SAI for a description of ratings.

    Money Market Instruments. As described in the Prospectus, the Fund may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

    Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Advisor deems the instrument to present minimal credit risks,  such  investments may  nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of the Fund's total assets at the time of purchase.

    Investments by the Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies ("S&P") or Moody's. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

    The Fund may also purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund will invest in variable amount master notes only when the Advisor deems the investment to involve minimal credit risk.

    Non-Domestic Bank Obligations. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

    Options. The Fund may write covered call options, buy put options, buy call options and write secured put options in an amount not exceeding 5% of its net assets. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

    A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

    The writer of an option that wished to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in writing the option contract. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

    Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

    The Fund may write options in connection with buy-andwrite transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

    The Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the portfolio maintains with its Custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or
(ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with its custodian. The Fund may also write call options that are not covered for cross-hedging purposes. The Fund will limit its investment in uncovered put and call options purchased or written by the Fund to 5% of the Fund's total assets. The Fund will write put options only if they are "secured" by cash or cash equivalents maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

    The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

    The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

    When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

    There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

    There is no assurance that the Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

    In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Fund will not write covered call options against more than 30% of the value of the equity securities held in the portfolio.

    Real Estate Securities. The Fund may invest up to 5% of its net assets in shares of real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of it taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITS. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains be selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The risk characteristics of REITS include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.

    In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to real estate investment trusts under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

    Repurchase Agreements. The Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, and foreign bank or domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

    The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

    Securities subject to repurchase agreements will be held by the Company's Custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

    Rights and Warrants. As stated in the Prospectus, the Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The Fund will not invest more than 5% of its net assets in warrants. Warrants acquired by the Fund in units or attached to other securities are not subject to this restriction.

    Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

    Futures Contracts and Related Options. The Fund currently expects that it may purchase and sell futures contracts on securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see below and Appendix B to this Statement of Additional Information.

    Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Fund may purchase and sell stock index futures, options on stock and bond indices and options on stock and bond index futures contracts as a hedge against movements in the equity and bond markets.

        A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

    Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

    If the Advisor expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

    The Fund may purchase and write call and put options on stock or bond index futures contracts. The Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Fund may purchase put options or write call options on stock and bond index futures, rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which the Fund intends to purchase.

    In connection with transactions in stock or bond index futures, stock or bond index options and options on stock index or bond futures, the Fund will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. The Fund may not at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

    Stripped Securities. The Fund may invest up to 5% of its net assets in U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer received only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Company is not aware of any binding legislative, judicial or administrative authority on this issue.

    Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

    Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

    In addition, the Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or FHLMC.

    The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate of its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

    Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that the Fund may not fully recover its initial investment.

    The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Directors. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's net asset value per share.

    U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Fund includes U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

    Variable and Floating Rate Instruments. The Fund may invest up to 5% of its net assets in variable and floating rate instruments. Debt instruments may be structured to have variable or floating interest rates. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

    The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaulted or during periods that the Fund is not entitled to exercise its demand rights.

    Variable and floating rate instruments held by the Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

    When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two month later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

    When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

    The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

    When the Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

    The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for an delivered on the settlement date.

                             INVESTMENT LIMITATIONS

    The Fund is subject to the investment limitations enumerated in this section which may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous - Shareholder Approvals").

        The Fund may not:

         1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

         2. Borrow money or issue senior securities (as defined in the 1940 Act) except that Fund may borrow (i) for temporary purposes in amounts not exceeding 5% of its total assets and
                  (ii) to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets including the amount borrowed;

         3. Make loans of securities to other persons in excess of 25% of the Fund's total assets; provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     4. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

         5. Purchase or sell real estate or any interest therein, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein.

         6. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by the Fund's prospectus; or

         7. Invest more than 25% of its total assets in the securities of issuers conducting their principal business in any one industry (securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not considered to represent industries), except that the Fund will invest more than 25% of its total assets in securities of companies engaged in the financial services industry, as defined in the Prospectus.

    Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

         1.       Invest more than 15% of its net assets in illiquid securities;

     2. Invest in other investment companies except as permitted under the 1940 Act.

    If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund's holdings of illiquid securities exceeds 15% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                             DIRECTORS AND OFFICERS

    The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:

                                                                               Principal Occupation
Name, Address and Age                    Positions with Company                During Past Five Years

Charles W. Elliott 1/                    Chairman of the Board of Directors    Senior Advisor to the President -
3338 Bronson Boulevard                                                         Western Michigan University since
Kalmazoo, MI  490008                                                           July 1995; prior to that Executive
Age: 64                                                                        Vice President - Administration &
                                                                               Chief Financial Officer, Kellogg
                                                                               Company from January 1987 through
                                                                               June 1995; before that Price
                                                                               Waterhouse.  Board of Directors,
                                                                               Steelcase Financial Corporation.
John Rakolta, Jr.                        Director and Vice Chairman of the     Chairman, Walbridge Aldinger Company
1876 Rathmor                             Board of Directors                    (construction company).
Bloomfield Hills, MI  48304
Age: 49
Thomas B. Bender                         Director                              Investment Advisor, Financial &
7 Wood Ridge Road                                                              Investment Management Group (since
Glen Arbor, MI  49636                                                          April, 1991); Vice President
Age: 63                                                                        Institutional Sales, Kidder, Peabody
                                                                               & Co. (Retired April, 1991).
David J. Brophy                          Director                              Professor, University of Michigan;
1025 Martin Place                                                              Director, River Place Financial
Ann Arbor, MI  48104                                                           Corp.; Trustee, Renaissance Assets
Age: 60                                                                        Trust.
Dr. Joseph E. Champagne                  Director                              Corporate and Executive Consultant
319 Snell Road                                                                 since September 1995; prior to that
Rochester, MI  48306                                                           Chancellor, Lamar University from
Age: 58                                                                        September 1994 until September 1995;
                                                                               before that Consultant to Management,
                                                                               Lamar University; President and
                                                                               Chief Executive Officer, Crittenton
                                                                               Corporation (parent holding company
                                                                               that owns health care facilities)
                                                                               and, Crittenton Development Corporation
                                                                               until August 1993; before that
                                                                               President, Oakland University of
                                                                               Rochester, MI, until August 1991;
                                                                               Member, Board of Directors, Ross
                                                                               Operating Value of Troy, MI.
Thomas D. Eckert                         Director                              President and CEO, Mid-Atlantic
10726 Falls Pointe Drive                                                       Group of Pulte Home Corporation
Great Falls, VA  22066                                                         (developer of residential land and
Age: 49                                                                        construction of housing units)

Lee P. Munder                            President                             President and CEO of the Advisor;
480 Pierce Street                                                              Chief Executive Officer and
Suite 300                                                                      President of Old MCM, Inc.; Chief
Birmingham, MI  48009                                                          Executive Officer of World Asset
Age: 51                                                                        Management; Director, LPM Investment
                                                                               Services, Inc. ("LPM").

Terry H. Gardner                         Vice   President,                     Chief   Financial Vice President and Chief Financial
480 Pierce Street                        Officer and Treasurer                 Officer of the Advisor and World
Suite 300                                                                      Asset Management; Vice President and
Birmingham, MI  48009                                                          Chief Financial Officer of Old MCM,
Age: 36                                                                        Inc.; Audit Manager Arthur of
                                                                               Andersen & Co. (1991 to February
                                                                               1993); Secretary of LPM

Paul Tobias                             Vice President                         Executive Vice President and Chief
480 Pierce Street                                                              Operating  Officer of the Advisor
Suite 300                                                                      (since  April  1995) and  Executive
Birmingham, MI 48009                                                           Vice President of Comerica, Inc.
Age: 45

Gerald Seizert                           Vice President                        Executive Vice President and Chief
480 Pierce Street                                                              Investment Officer/Equities of the
Suite 300                                                                      Advisor (since April 1995); Managing
Birmingham, MI  48009                                                          Director (1991-1995), Director
Age: 44                                                                        (1992-1995) and Vice President
                                                                               (1984-1991) of Loomis, Sayles and
                                                                               Company, L.P.




Elyse G. Essick                          Vice President                        Vice President and Director of
480 Pierce Street                                                              Marketing for the Advisor; Vice
Suite 300                                                                      President and Director of Client
Birmingham, MI  48009                                                          Services of Old MCM, Inc. (August
Age: 38                                                                        1988 to December 1994).

James C. Robinson                        Vice President                        Vice President and Chief Investment
480 Pierce Street                                                              Officer/Fixed Income for the
Suite 300                                                                      Advisor; Vice President and Director
Birmingham, MI  48009                                                          of Fixed Income of Old MCM, Inc.
Age: 35                                                                        (1987-1994).

Leonard J. Barr, II                      Vice President                        Vice President and Director of Core
480 Pierce Street                                                              Equity Research of the Advisor;
Suite 300                                                                      Director and Senior Vice President
Birmingham, MI  48009                                                          of Old MCM, Inc. (since 1988);
Age: 52                                                                        Director of LPM.

Ann F. Putallaz                          Vice President                        Vice President and Director of
480 Pierce Street                                                              Fiduciary Services (since January
Suite 300                                                                      1995); Director of Client and
Birmingham, MI  48009                                                          Marketing Services of Woodbridge
Age: 51                                                                        Capital Management, Inc.

Richard H. Rose                          Assistant Treasurer                   Senior Vice President, First Data
First Data Investor Services                                                   Investor Services Group, Inc. (since
  Group, Inc.                                                                  May 6, 1994).  Formerly, Senior Vice
One Exchange Place                                                             President, The Boston Company
8th Floor                                                                      Advisors, Inc. since November 1989.
Boston, MA  02109
Age:  41

Lisa A. Rosen                            Secretary, Assistant Treasurer        General Counsel of the Advisor since
480 Pierce Street                                                              May 1996; Formerly Counsel, First
Suite 300                                                                      Data Investor Services Group, Inc.;
Birmingham, MI  48009                                                          Assistant Vice President and Counsel
Age:  29                                                                       with The Boston Company Advisors,
                                                                               Inc.; Associate with Hutchins,
                                                                               Wheeler & Dittmar.

Teresa M.R. Hamlin                       Assistant Secretary                   Counsel, First Data Investor Service
First Data Investor Services                                                   Group, Inc. (since 1995); Formerly,
  Group, Inc.                                                                  Paralegal Manager, The Boston
One Exchange Place                                                             Company Advisors, Inc.
8th Floor
Boston, MA  02109
Age:  33

Julie A. Tedesco                        Assistant Secretary                   Counsel, First Data Investors
First Data Investor Services Group, Inc.                                      Services Group, Inc. (since May
One Exchange Place                                                            1994); formerly, Assistant Vice
8th Floor                                                                     President and Counsel of The
Boston, MA  02109                                                             Boston Company Advisors, Inc.
Age:  39                                                                      since July, 1992

     1/ Director is an "interested person" of the Company as defined in the 1940 Act.

     Directors of the Company receive an aggregate fee from the Company, The Munder Funds Trust (the "Trust"), The Munder Framlington Funds Trust
("Framlington Trust") and St. Clair Funds, Inc. ("St. Clair") for service on those organizations' respective Boards of Directors/Trustees comprised of an annual retainer fee, and a fee for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

   The following table summarizes the compensation paid by the Company, the Trust, Framlington Trust and St. Clair to their respective Trustees/Directors for the year ended June 30, 1997.





                                                                       Pension
                                                                       Retirement
                                                                       Benefits Accrued Estimated
                                  Aggregate Compensation               as Part of       Annual         Total
                                  from the Company,                    Fund Expenses    Benefits       from the
Name of Person and Position       the Trust, Framlington Trust                          upon           Fund Complex
                                  and St. Clair                                         Retirement

Charles W. Elliott                $20,000.00                           None             None           $20,000.00
Chairman

John Rakolta, Jr.                 $18,500.00                           None             None           $18,500.00
Vice Chairman

Thomas B. Bender                  $20,000.00                           None             None           $20,000.00
Trustee and Director

David J. Brophy                   $20,000.00                           None             None           $20,000.00
Trustee and Director

Dr. Joseph E. Champagne           $20,000.00                           None             None           $20,000.00
Trustee and Director

Thomas D. Eckert                  $20,000.00                           None             None           $20,000.00
Trustee and Director

    No officer, director or emplyee of the Advisor, Comerica, the Distributor, the Administrator or Transfer Agent currently receives any compensation from the Trust or the Company.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

    Investment Advisor. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are Woodbridge, WAM, Old MCM, and Munder Group, LLC. Woodbridge and WAM are wholly-owned subsidiaries of Comerica Bank -- Ann Arbor, which, in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

    Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

    For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of 0.75% of average daily net assets of the Fund.

    The Fund's Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with the Fund without penalty on 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

    Distribution Agreement. The Company has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Fund (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Boston, Massachusetts 02109.

    Administration Agreement. First Data Investor Services Group, Inc. ("First Data" or the "Administrator") located at 53 State Street, Boston, Massachusetts 02109 serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). First Data has agreed to maintain office facilities for the Company; provided accounting and bookkeeping services for the Fund, including the computation of the Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Company.

    The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or gross negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

    Custodian and Transfer Agency Agreements. Comerica Bank (the "Custodian") whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, maintains custody of the Fund's assets pursuant to a custodian agreement ("Custody Agreement") with the Company. Under the Custody Agreement, the Custodian (i) maintains a separate account in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund,
(iii) accepts  receipts and makes  disbursements of money on behalf of the Fund,
(iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Board of Directors concerning the Fund's operations. The Custodian is authorized to select one or more domestic or foreign banks or trust companies to serve as sub-custodian on behalf of the Fund.

    First Data also serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency agreement (the "Transfer Agency Agreement") with the Company, under which First Data (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Fund.

       Other Information Pertaining to Distribution, Administration, Custodian and Transfer Agency Agreements. As stated in the Prospectus, the Administrator and Transfer Agent each receives, as compensation for its services, fees from the Fund based on the aggregate average daily net assets of the Fund and other investment portfolios advised by the Advisor. The Custodian receives a separate fee for its services. In approving the Administration Agreement and Transfer Agency Agreement, the Board of Directors did consider the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by the Company in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Fund and the fact that neither the Administrator nor the Transfer Agent is affiliated with the Company or the Advisor. The Board also considered its responsibility under federal and state law in approving these agreements.

    Comerica Bank provides custodial services to the Fund. As compensation for its services, Comerica Bank is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios for which Comerica Bank provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, plus 0.02% of the next $500 million of net assets, plus 0.01% of all net assets in excess of $600 million. Comerica Bank also receives certain transaction based fees.

                             PORTFOLIO TRANSACTIONS

    Subject to the general supervision of the Board Members, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund.

    Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.

    Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

    The portfolio turnover rate of the Fund is calculated by dividing the lesser of the fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the Fund during the year. Purchases and sales are made for the Fund whenever necessary, in management's opinion, to meet the Fund's investment objective. The Fund may engage in short-term trading to achieve its investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year.

    The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor believes such practice to be in the Fund's interests.

    In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Company's Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the Company's Board of Directors, to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

    Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

    Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

    Investment decisions for the Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

    The Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

    Except as noted in the Prospectus and this Statement of Additional Information the Fund's service contractors bear all expenses in connection with the performance of its services and the Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determine to be fair and equitable. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                       PURCHASE AND REDEMPTION INFORMATION

    Purchases and redemptions are discussed in the Fund's Prospectus and such information is incorporated herein by reference.

    Purchases. In addition to the methods of purchasing shares described in the Prospectus, the Fund also offers a pre-authorized checking plan by which investors may accumulate shares of the Fund regularly each month by means of automatic debits to their checking accounts. There is a $50 minimum on each automatic debit. Shareholders may choose this option by checking the appropriate part of the application form or by calling the Fund at (800) 438-5789. Such a plan is voluntary and may be discontinued by the shareholder at any time or by the Company on 30 days' written notice to the shareholder.

    Retirement Plans. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

Redemptions

    Systematic Withdrawals. In addition to the methods of redemption described in the Fund's Prospectus, a systematic withdrawal plan is available in which a shareholder of the Fund may elect to receive a fixed amount ($50 minimum), monthly, quarterly, semi-annually, or annually, for accounts with a value of $2,500 or more. Checks are mailed on or about the 10th of each designated month. All certified shares must be placed on deposit under the plan and dividends and capital gain distributions, if any, are automatically reinvested at net asset value for shareholders participating in the plan. If the checks received by a shareholder through the systematic withdrawal plan exceed the dividends and capital appreciation of the shareholder's account, the systematic withdrawal plan will have the effect of reducing the value of the account. Any gains and/or losses realized from redemptions through the systematic withdrawal plan are considered a taxable event by the Internal Revenue Service and must be reported on the shareholders' income tax return. Shareholders should consult with a tax advisor for information on their specific financial situations. At the time of initial investment, a shareholder may request that the check for the systematic withdrawal be sent to an address other than the address of record. The address to which the payment is mailed may be changed by submitting a written request, signed by all registered owners, with their signatures guaranteed. Shareholders may add this option after the account is already established or change the amount on an existing account by calling the Fund at (800) 438-5789. The Fund may terminate the plan on 30 days' written notice to the shareholder.

    Other Information. The Fund reserves the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the New York Stock Exchange is closed for other than customary weekend and holiday closings; (ii) the SEC has by order permitted such suspension or postponement for the protection of shareholders; or (iii) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

    The Fund may involuntarily redeem an investor's shares if the net asset value of such shares is less than $500; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $500 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

                                 NET ASSET VALUE

    In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Directors.

In-Kind Purchases

    Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                             PERFORMANCE INFORMATION

    The Fund, in advertising its "average annual total return" computes its return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                  P(1 + T)n = ERV

    Where:     T =      average annual total return;

             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

             P =               hypothetical initial payment of $1,000; and

        n =               period covered by the computation, expressed in years.

    The Fund, in advertising its "aggregate total return" computes its returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                            (ERV)   - 1
        Aggregate Total Return =                                P


    The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

    The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

    From time to time, in advertisements or in reports to shareholders, the Fund's total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices.

                                      TAXES

    The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax Advisors with specific reference to their own tax situations.

    General. The Fund will elect to be taxed separately as a regulated investment company under Subchapter M, of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

    In addition to satisfaction of the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Gain Test"). Interest (including original issue discount and "accrued market discount") received by the Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

    In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

    Distributions of net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

    The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares. Capital gains dividends are not eligible for the dividends received deduction for corporations.

    In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

    Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, although because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum rate of 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a nominal maximum rate of 35%.

    If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

    Shareholders will be advised annually as to the Federal income tax consequences of distributions made by the Fund each year.

    The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

    The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."

    The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

    Disposition of Shares. Upon a redemption, sales or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.

    Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

     Other Taxation. The foregoing discussion related only to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and resident and domestic corporations, partnerships, trust and estates). Distributions by the Fund also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. Federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. Federal income tax at a rate of 30% (or at a lower rate under a tax treaty).

    Taxation of Certain Financial Instruments. Special rules govern the Federal income tax treatment of financial instruments that may be held by the Fund. These rules may have a particular impact on the amount of income or gain that the Fund must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement and on their ability to comply with the Short-Gain Test, all described above.

    Generally, futures contracts, options on futures contracts and certain foreign currency contracts held by the Fund (collectively, the "Instruments") at the close of their taxable year are treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent of any gain or loss resulting from such constructive sales will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the period the Fund hold the Instruments ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those Instruments is adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the Instruments. Losses with respect to futures contracts to sell, related options and certain foreign currency contracts which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to futures contracts which are part of a "mixed straddle" to sell related options, and certain foreign currency contracts which are properly identified as such, the Fund may make an election which will exempt (in whole or in part) those identified futures contracts, options and foreign currency contracts from the Rules of Section 1256(g) of the Code including "the 40%-60% rule" and the mark-to-market on gains and losses being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, the Fund would be allowed (in lieu of the foregoing) to elect to either (1) offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, "the 40%-60% rule" will apply to the net gain or loss attributable to the Instruments, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.

    A foreign currency contract must meet the following conditions in order to be subject to the marking-to-market rules described above: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by a Fund may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

    Some of the non-U.S. dollar denominated investments that the Fund may make, such as foreign securities, European Deposit Receipts and foreign currency contracts, may be subject to the provisions of Subpart J of the Code, which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock);
(2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument, if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the marking-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Funds which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

    The Fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" or a gain from the distribution of passive foreign investment companies.

                    ADDITIONAL INFORMATION CONCERNING SHARES

    The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of the Company into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to the authority of the Company's Articles of Incorporation, the Directors have authorized the issuance of shares of common stock representing interests in 15 series of shares. The Fund is currently offered in one class.

    In the event of a liquidation or dissolution of the Company or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset value of the Fund, of any general assets not belonging to the Fund which are available for distribution. Shareholders of the Fund are entitled to participate in the net distributable assets of the Fund, based on the number of shares of the Fund that are held by each shareholder.

    Shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Boards of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. The Fund is affected by a matter unless it is clear that the interests of the Fund in the matter are substantially identical to the interests of other portfolios of the Company or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular portfolio.

    Shares of the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of the Company's outstanding shares may elect all of the directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Company.

    Shareholder meetings to elect directors will not be held unless and until such time as required by law. At that time, the directors then in office will call a shareholders' meeting to elect directors. Except as set forth above, the directors will continue to hold office and may appoint successor directors. Meetings of the shareholders of the Company shall be called by the directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

                                  MISCELLANEOUS

    Counsel. The law firm of Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC 20005, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Company.

     Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116 serves as the Company's independent auditors.

    Banking Laws. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment Advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

    The Advisor and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.

    Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of the Fund or result in a financial loss to any shareholder of the Fund.

    Shareholder Approvals. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.


                             REGISTRATION STATEMENT

    This Statement of Additional Information and the Fund's Prospectus do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

    Statements contained herein and in the Fund's Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respect by such reference.

                                   APPENDIX A

- Rated Investments -

Corporate Bonds

     Excerpts from Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

    "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

    "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appears adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

    Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier I indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

    Excerpts from Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree. A-1

    "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

    "BB", "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper

    The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issues rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime- I " rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-l+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A- 1.

Rated Investments -

Commercial Paper

    Rated commercial paper purchased by the Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities, or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's or Underlying Fund's Boards of Trustees and Directors. Highest quality ratings for commercial paper for Moody's and S&P are as follows:

    Moody's: The rating "Prime-l" is the highest commercial paper rating category assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

    S&P: Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated in the "A-1 " category by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-l+".

                                   APPENDIX B

    As stated in the Prospectus, the Fund may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix B.

I.  Index Futures Contracts

    General. A bond index assigns relative values of the bonds included in the index bind the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

    A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexed, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

    Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

    The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

    In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

ANTICIPATORY PURCHASE HEDGE:  Buy the Future
Hedge Objective:  Protect Against Increasing Price

    Portfolio Futures
                                                 -Day Hedge is Placed-
Anticipate buying $62,500 in                Buying 1 Index Futures at 125
Equity Securities                                    Value of Futures =
                                                     $62,500/Contract

                                                  -Day Hedge is Lifted-



Buy Equity Securities with Actual Sell 1 Index Futures at 130 Cost = $65,000 Value of Futures = Increase in Purchase Price = $65,000/Contract $2,500 Gain on Futures = $2,500

    HEDGING A STOCK PORTFOLIO: Sell the Future
    Hedge Objective:  Protect Against Declining
    Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000 Value of Futures Contract - 125 x $500 = $62,500 Portfolio Beta Relative to the Index = 1.0

Portfolio Futures

                                                  -Day Hedge is Placed-
Anticipate Selling $1,000,000 in                 Sell 16 Index Futures at 125
Equity Securities                                Value of Futures = $1,000,000

                                                   -Day Hedge is Lifted-
Equity  Securities - Own Stock Buy 16 Index Futures at 120 with Value = $960,000
  Value of Futures = $960,000
Loss in Portfolio Value = $40,000   Gain on Futures = $40,000

II.  Margin Payments

    Unlike purchase or sales of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

III.  Risks of Transactions in Futures Contracts


         There are several risks in connection with the use of futures by the Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

    Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

    In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

    In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

    Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

    Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

    Successful use of futures by the Fund is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when they may be disadvantageous to do so.

IV.  Options on Futures Contracts

    The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

    Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

V.  Other Matters

    Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                            PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits.
                  ----------------------------------------

         (a)      Financial Statements:

                  Included in Part A:

                           None

                  Included in Part B:

                           None

     (b) Exhibits (the number of each exhibit relates to the exhibit designation in Form N-1A):

         (1)      (a)      Articles of Incorporation10

                  (b)      Articles of Amendment10

                  (c)      Articles Supplementary10

     (d) Articles Supplementary for The Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund, and the NetNet Fund11

     (e) Articles Supplementary for The Munder Short Term Treasury Fund12

     (f) Articles Supplementary for The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund13

                  (g) Articles Supplementary with respect to the name changes of The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund to The Munder All-Season Maintenance Fund, The Munder All-Season Development Fund and The Munder All-Season Accumulation Fund14

         (h) Articles Supplementary for The Munder Financial Services Fund are filed herein

         (2)               By-Laws1

         (3)               Not Applicable

         (4)               Not Applicable

     (5) (a) Form of Investment Advisory Agreement for The Munder Multi-Season Growth Fund5

     (b) Form of Investment Advisory Agreement for The Munder Money Market Fund5

     (c) Form of Investment Advisory Agreement for The Munder Real Estate Equity Investment Fund5

     (d) Investment Advisory Agreement for The Munder Value Fund8

     (e) Investment Advisory Agreement for The Munder Mid-Cap Growth Fund8

     (f) Form of Investment Advisory Agreement for The Munder International Bond Fund10

     (g) Form of Investment Advisory Agreement for the NetNet Fund9

     (h) Form of Investment Advisory Agreement for The Munder Small-Cap Value Fund10

     (i) Form of Investment Advisory Agreement for The Munder Micro-Cap Equity Fund10

     (j) Form of Investment Advisory Agreement for The Munder Equity Selection Fund10

     (k) Form of Investment Advisory Agreement for The Munder Short Term Treasury Fund12

     (l) Form of Investment Advisory Agreement for The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund13

         (m) Form of Investment Advisory Agreement for The Munder Financial Services Fund is filed herein

         (6)      (a)      Underwriting Agreement8

     (b) Notice to Underwriting Agreement with respect to The Munder Value Fund and The Munder Mid-Cap Growth Fund8

     (c)  Notice  to   Underwriting   Agreement   with  respect  to  The  Munder
International Bond Fund8

     (d) Notice to Underwriting Agreement with respect to The Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund, and the NetNet Fund10

     (e) Form of Notice to Underwriting Agreement with respect to the Munder Short Term Treasury Fund12

     (f) Form of Distribution Agreement with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund13

         (g) Form of Distribution Agreement with respect to The Munder Financial Services Fund is filed herein

         (7)               Not Applicable

         (8)      (a)      Form of Custodian Contract8

     (b) Notice to Custodian Contract with respect to The Munder Value Fund and The Munder Mid-Cap Growth Fund8

     (c) Notice to Custodian Contract with respect to the Munder International Bond Fund8

     (d) Notice to Custodian Contract with respect to The Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund10

     (e) Form of Notice to the Custodian Contract with respect to The Munder Short Term Treasury Fund12

                  (f)      Form of Sub-Custodian Agreement13

     (g) Form of Notice to the Custody Agreement with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund13

         (h) Form of Notice to the Custodian Agreement with respect to The Munder Financial Services Fund is filed herein

         (9)      (a)      Transfer Agency and Service Agreement8

     (b) Notice to Transfer Agency and Service Agreement with respect to the Munder Value Fund and the Munder Mid-Cap Growth Fund8

     (c) Notice to Transfer Agency and Service Agreement with respect to the Munder International Bond Fund8

     (d) Notice to Transfer Agency and Service Agreement with respect to The Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund10

     (e) Form of Notice to Transfer Agency and Service Agreement with respect to The Munder Short Term Treasury Fund12

     (f) Form of Amendment to the Transfer Agency and Registrar Agreement with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund13

         (g) Form of Notice to the Transfer Agency and Registrar Agreement with respect to The Munder Financial Services Fund is filed herein

         (h) Form of Amendment to the Transfer Agency and Registrar Agreement with respect to The Munder Financial Services Fund is filed herein

                   (i)     Administration Agreement8

     (j) Notice to Administration Agreement with respect to The Munder Value and The Munder Mid-Cap Growth Fund8

     (k)  Notice  to  Administration   Agreement  with  respect  to  The  Munder
International Bond Fund8

     (l) Notice to Administration Agreement with respect to The Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund10

     (m) Form of Notice to Administration Agreement with respect to The Munder Short Term Treasury Fund12

     (n) Form of Amendment to the Administration Agreement with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund13

         (o) Form of Notice to Administration Agreement with respect to The Munder Financial Services Fund is filed herein


         (p) Form of Amendment to the Administration Agreement with respect to The Munder Financial Services Fund is filed herein

         (q) Form of Notice to Sub-Administration Agreement with respect to The Munder Financial Services Fund is filed herein

     (10) (a) Opinion and Consent of Counsel with respect to The Munder Multi-Season Growth Fund2

     (b) Opinion and Consent of Counsel with respect to The Munder Money Market Fund4

     (c) Opinion and Consent of Counsel with respect to The Munder Real Estate Equity Investment Fund3

     (d) Opinion and Consent of Counsel with respect to the Munder Value Fund and The Munder Mid-Cap Growth Fund8

     (e) Opinion and Consent of Counsel with respect to the Munder International Bond Fund8

     (f) Opinion and Consent of Counsel with respect to the NetNet Fund9

     (g) Opinion and Consent of Counsel with respect to the Munder Small-Cap Value Fund, the Munder Equity Selection Fund, and the Munder Micro-Cap Equity Fund11

     (h) Opinion and Consent of Counsel with respect to Munder Short Term Treasury Fund12

     (i) Opinion and Consent of Counsel with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund14

         (j) Opinion and Consent of Counsel with respect to The Munder Financial Services Fund is filed herein

     (11) (a) Consent of Ernst & Young LLP11

     (b) Consent of Arthur Andersen LLP7

     (c) Letter of Arthur Andersen LLP regarding change in independent auditor required by Item 304 of Regulation S-K7

     (d) Powers of Attorney13

     (e) Certified Resolution of Board authorizing signature on behalf of Registrant pursuant to power of attorney14

         (12) Not Applicable

         (13)              Initial Capital Agreement2

         (14)              Not Applicable

     (15) (a)  Service  Plan for The  Munder  Multi-Season  Growth  Fund Class A
Shares5

     (b) Service and Distribution Plan for The Munder Multi-Season Growth Fund Class B Shares5

     (c) Service and Distribution Plan for The Munder Multi-Season Growth Fund Class D Shares5

     (d) Service Plan for The Munder Money Market Fund Class A Shares5

     (e) Service and Distribution Plan for The Munder Money Market Fund Class B Shares5

     (f) Service and Distribution Plan for The Munder Money Market Fund Class D Shares5

     (g) Service Plan for The Munder Real Estate Equity Investment Fund Class A Shares5

     (h) Service and Distribution Plan for The Munder Real Estate Equity Investment Fund Class B Shares5

     (i) Service and Distribution Plan for The Munder Real Estate Equity Investment Fund Class D Shares5

     (j) Form of Service Plan for The Munder Multi-Season Growth Fund Investor Shares6

     (k) Form of Service Plan for Class K Shares of The Munder Funds, Inc.10

     (l) Form of Service Plan for Class A Shares of The Munder Funds, Inc.10

     (m) Form of Distribution and Service Plan for Class B Shares for The Munder Funds, Inc.10

     (n) Form of Distribution and Service Plan for Class C Shares for The Munder Funds, Inc.10

     (o) Form of Distribution and Service Plan for the NetNet Fund9

         (16)              Schedule for Computation of Performance Quotations12

         (17)     (a)      Not Applicable

         (18)              Form of Amended and Restated Multi-Class Plan13

     --------------------------------   1.   Filed   in   Registrant's   initial
Registration Statement on November 18, 1992 and incorporated by reference herein.

     2. Filed in Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on February 26, 1993 and incorporated by reference herein.

     3. Filed in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on August 26, 1994 and incorporated by reference herein.

     4. Filed in Post-Effective Amendment No. 2 to the Registrant's Registration Statement on July 9, 1993 and incorporated by reference herein.

     5. Filed in Post-Effective Amendment No. 8 to the Registrant's Registration Statement on February 28, 1995 and incorporated by reference herein.

     6. Filed in Post-Effective Amendment No. 9 to the Registrant's Registration Statement on April 13, 1995 and incorporated by reference herein.

     7.  Filed  in   Post-Effective   Amendment  No.  12  to  the   Registrant's
Registration Statement on August 29, 1995 and incorporated by reference herein.

     8.  Filed  in   Post-Effective   Amendment  No.  16  to  the   Registrant's
Registration Statement on June 25, 1996 and incorporated by reference herein.

     9.  Filed  in   Post-Effective   Amendment  No.  17  to  the   Registrant's
Registration Statement on August 9, 1996 and incorporated by reference herein.

     10.  Filed  in   Post-Effective   Amendment  No.  18  to  the  Registrant's
Registration Statement on August 14, 1996 and incorporated by reference herein.

     11.  Filed  in   Post-Effective   Amendment  No.  20  to  the  Registrant's
Registration Statement on October 28, 1996 and incorporated by reference herein.

     12.  Filed  in   Post-Effective   Amendment  No.  21  to  the  Registrant's
Registration Statement on December 13, 1996 and incorporated by reference herein.

     13.  Filed  in   Post-Effective   Amendment  No.  23  to  the  Registrant's
Registration Statement on February 18, 1997 and incorporated by reference herein.

     14.  Filed  in   Post-Effective   Amendment  No.  25  to  the  Registrant's
Registration Statement on May 14, 1997 and incorporated by reference herein.

Item 25. Persons Controlled by or Under Common Control with Registrant.
                  --------------------------------------------------

                  Not Applicable

Item 26. Number of Holders of Securities.
                  -------------------------------

                  As of May 13, 1997, the number of shareholders of record of each Class of shares of each Series of the Registrant that was offered as of that date was as follows:


                                                     Class A      Class B        Class C      Class K      Class Y

--------------------------------------------------------------------------------

Munder Multi-Season Growth Fund                        468         1661           39           139          147
Munder Money Market Fund                                14           16            7             0           75
Munder Real Estate Equity                               47           52           24             3           51
  Investment Fund
Munder Mid-Cap Growth Fund                              13           19            3             2           24
Munder Value Fund                                       44           27            8             2           61
Munder International Bond Fund                           3            1            1             2            9
Munder Small-Cap Value Fund                             18           11            8             2           58
Munder Micro-Cap Equity Fund                            12           25            2             2           49
Munder Equity Selection Fund                             1            1            1             1            1
Munder Short Term Treasury Fund                          2            2            1             3            6
Munder All-Season Maintenance Fund                       1            1            0             0            2
Munder All-Season Development Fund                       2            1            0             0            4
Munder All-Season Accumulation Fund                      1            1            0             0           19

NetNet Fund - as of May 13, 1997, the NetNet Fund had 98 accounts open.


Item 27. Indemnification.
                  -------------------

                  Article VII, Section 7.6 of the Registrant's Articles of Incorporation ("Section 7.6") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI of the Registrant's By-laws provides that the Registrant shall indemnify its employees and/or agents in any manner as shall be authorized by the Board of Directors and within such limits as permitted by applicable law. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant or is serving at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Registrant would have had the power to indemnify against such liability. The rights provided by Section 7.6 shall be enforceable against the Registrant by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated therein.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Advisor.
                  -------------------------------------------------------------

                            Munder Capital Management
                                      --------------------------------------

                                                      Position
         Name                                         with Adviser
         ---------                                   -----------------

         Old MCM, Inc.                                Partner

         Munder Group LLC                             Partner

         WAM Holdings, Inc.                           Partner

         Woodbridge Capital Management, Inc.          Partner

         Lee P. Munder                                President and Chief
                                                      Executive Officer

         Leonard J. Barr, II                          Senior Vice President and
                                                      Director of Research

         Ann J. Conrad                                Vice President and
                                                      Director of Special
                                                      Equity Products

         Clark Durant                                 Vice President and Co-
                                                      Director of The Private
                                                      Management Group

         Terry H. Gardner                             Vice President and Chief
                                                      Financial Officer

         Elyse G. Essick                              Vice President and
                                                      Director of Client
                                                      Services

         Sharon E. Fayolle                            Vice President and
                                                      Director of Money Market
                                                      Trading

         Otto G. Hinzmann                             Vice President and
                                                      Director of Equity
                                                      Portfolio
                                                      Management

         Anne K. Kennedy                              Vice President and
                                                      Director of Corporate Bond
                                                      Trading

         Richard R. Mullaney                          Vice President and
                                                      Director of The Private
                                                      Management Group

         Ann F. Putallaz                              Vice President and
                                                      Director of Fiduciary
                                                      Services

         Peter G. Root                                Vice President and
                                                      Director of Government
                                                      Securities Trading

         Lisa A. Rosen                                General Counsel and
                                                      Director of Mutual
                                                      Fund Operations

         James C. Robinson                            Executive Vice President
                                                      and Chief Investment
                                                      Officer/Fixed Income

         Gerald L. Seizert                            Executive Vice President
                                                      and Chief Investment
                                                      Officer/Equity

         Paul D. Tobias                               Executive Vice President
                                                      and Chief Operating
                                                      Officer

     For further information relating to the Investment Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. SEC File No. 801-32415.

Item 29. Principal Underwriters.
                  ---------------------------

     (a) Funds Distributor, Inc. ("FDI"), located at 60 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Funds. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies other than the Registrant:

  Harris Insight Funds Trust                         Fremont Mutual Funds, Inc.
  The Munder Funds Trust                             RCM Capital Funds, Inc.
  St. Clair Funds, Inc.                              Monetta Fund, Inc.
  The Munder Framlington Funds Trust                 Monetta Trust
  BJB Investment Funds                               Burridge Funds
  The PanAgora Institutional Funds                   The JPM Series Trust
  RCM Equity Funds, Inc.                             The JPM Series Trust II
  Waterhouse Investors Cash Management Fund, Inc.    HT Insight Funds, Inc.
  LKCM Fund                                          d/b/a Harris Insight Funds
  The JPM Pierpont Funds                             The Brinson Funds
  The JPM Institutional Funds                        WEBS Index Fund, Inc.
  The Skyline Funds

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

  Director, President and Chief Executive Officer        - Marie E. Connolly
  Executive Vice President                               - Richard W. Ingram
  Executive Vice President                               - Donald R. Robertson
  Senior Vice President, General Counsel,                - John E. Pelletier
  Secretary and Clerk
  Senior Vice President                                  - Michael S. Petrucelli
  Director, Senior Vice President, Treasurer and         - Joseph F. Tower, III
  Chief Financial Officer
  Senior Vice President                                  - Paula R. David
  Senior Vice President                                  - Bernard A. Whalen
  Director                                               - William J. Nutt

         (c)      Not Applicable

Item 30. Location of Accounts and Records.
                  ------------------------------------------

                  The  account  books  and  other   documents   required  to  be
maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

                  (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor)

                  (2) First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, Massachusetts 02109 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as administrator and transfer agent)

     (3) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor)

     (4) Comerica Bank, 1 Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226 (records relating to its function as custodian)


Item 31. Management Services.
                  --------------------------

                  Not Applicable

Item 32. Undertakings.
                  ----------------

         (a)      Not Applicable

                  (b) Registrant undertakes to file a Post-Effective Amendment relating to The Munder Financial Services Fund, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the Registration Statement describing the Fund.

         (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (d) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director or Directors when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 28 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 28 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28th day of July, 1997.

                                        The Munder Funds, Inc.

                                        By:          *
                                                 Lee P. Munder

*By:  _Teresa M.R. Hamlin
       Teresa M.R. Hamlin
       as Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

         Signatures                  Title                              Date


    *                                President and Chief          July 28, 1997
-------------------------
Lee P. Munder                        Executive Officer


    *                                Director                     July 28, 1997
--------------------------
Charles W. Elliott


    *                                Director                     July 28, 1997
-------------------------
Joseph E. Champagne


*                                    Director                     July 28, 1997
---------------------
Thomas B. Bender


    *                                Director                     July 28, 1997
-------------------------
Thomas D. Eckert


    *                                Director                     July 28, 1997
-------------------------
John Rakolta, Jr.


    *                                Director                     July 28, 1997
-------------------------
David J. Brophy

    *                                Vice President,              July 28, 1997
-------------------------
Terry H. Gardner                     Treasurer and
                                     Chief Financial
                                     Officer


*        By:      /s/ Teresa M.R. Hamlin
                  Teresa M.R. Hamlin
                  as Attorney-in-Fact



     * The Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 23 filed with the Securities and Exchange Commission on February 18, 1997.

                                  EXHIBIT INDEX


         Exhibit                    Description

     1(h) Articles Supplementary for The Munder Financial Services Fund.

     5(m) Form of Investment Advisory Agreement for The Munder Financial Services Fund.

     6(g) Form of Distribution Agreement with respect to The Munder Financial Services Fund.

     8(h) Form of Notice to the Custodian Agreement with respect to The Munder Financial Services Fund.

     9(g) Form of Notice to the Transfer Agency and Registrar Agreement with respect to The Munder Financial Services Fund.

     9(h) Form of Amendment to the Transfer Agency and Registrar Agreement with respect to The Munder Financial Services Fund.

     9(o) Form of Notice to the Administration Agreement with respect to The Munder Financial Services Fund.

     9(p) Form of Amendment to the Administration Agreement with respect to The Munder Financial Services Fund.

     9(q) Form of Notice to the Sub-Administration Agreement with respect to The Munder Financial Services Fund.

     10(j) Opinion and Consent of Counsel with respect to The Munder Financial Services Fund.